Segmented information - Reconciliation of Fund Flows from Operations to Net Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segmented information
Fund flows from operations	$ 1,205,783	$ 1,142,611
Equity based compensation	(29,930)	(42,756)
Equity based compensation	(15,569)	(42,756)
Unrealized (loss) gain on derivative instruments	(452,858)	179,707
Unrealized foreign exchange (loss) gain	(58,471)	12,438
Accretion	(74,541)	(78,187)
Depletion and depreciation	(683,240)	(712,619)
Deferred tax recovery	37,991	190,193
Gain on business combination		439,487
Loss on disposition		(352,367)
Impairment expense		1,016,094
Unrealized other expense	(5,834)
Net loss	$ (46,739)	$ (237,587)